Annual Total Returns[BarChart] - Nationwide SP 500 Index Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.46%	15.37%	31.69%	13.04%	0.74%	11.32%	21.09%	(4.95%)	30.67%	17.74%